Issued Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2022
Issued Capital and Reserves [Abstract]
Schedule of capital structure
	As of December 31, 2022
	Number of authorized shares	Number of share outstanding

Ordinary shares	2,150,000,000	26,005,654
Preference shares	5,000,000	-
	2,155,000,000	26,005,654

	As of December 31, 2021
	Number of authorized shares	Number of share outstanding
	(recast)	(recast)

Class A Ordinary Shares	39,461,140	5,070,165
Class B Preferred Shares	39,461,140	11,039,452
Class C Ordinary Shares	19,730,570	1,100,571
	98,652,850	17,210,188

Schedule of share based payment reserves
	Number of	Share Capital	Share premium
	Shares	USD	USD

Opening balance as of January 1, 2022 (recast)	17,210,188	1,721	32,109,245
Issuance of ordinary shares upon reverse recapitalization	7,478,964	748	73,392,243
Share based payment for service providers	290,000	29	2,899,971
Conversion of convertible notes and working capital loans into common stock	789,815	79	7,738,105
Issuance of shares upon cashless exercise of warrants	236,687	24	365,676
Ending ordinary shares as of December 31,	26,005,654	2,601	116,505,240